Current and Deferred Components of Income Tax Expense from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 3,988	$ 3,107	$ 2,074
Deferred tax (benefit)/expense	64	690	526
Income Tax Expense, Total	$ 4,052	$ 3,797	$ 2,600